Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Cash	$ 1,452,985	$ 1,234,596	$ 1,000,953	$ 364,766
Short-term investments:
Bank time deposits	951,235	591,269
Total cash, cash equivalents and short-term investments	2,404,220	1,825,865
Interest income	$ 85,400	$ 58,000	$ 19,500
Maturity of Time Deposits	1 year